CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Issued capital [Member]	Share Based Payments [Member]	Other comprehensive income (loss) [Member]	Equity component of convertible debenture [Member]	Total equity reserves [Member]	Accumulated deficit [Member]	Total
Balance (in shares) at Dec. 31, 2022	272,577,979
Balance at Dec. 31, 2022	$ 1,781,280	$ 110,895	$ (15,926)	$ 3,945	$ 98,914	$ (468,896)	$ 1,411,298
Net loss for the period						(135,112)	(135,112)
Other comprehensive loss			(19,298)		(19,298)		(19,298)
Total comprehensive loss			(19,298)		(19,298)	(135,112)	(154,410)
Share-based payments		12,874			12,874		12,874
Prospectus offerings (in shares)	13,919,634
Prospectus offerings	$ 92,092						92,092
Exercise of stock options (in shares)	337,500
Exercise of stock options	$ 3,189	(1,055)			(1,055)		2,134
Settlement of restricted, preferred, and deferred share units (in shares)	311,602
Settlement of restricted, preferred, and deferred share units	$ 3,410	(3,410)			(3,410)
Dividend declared and paid						(5,868)	(5,868)
Balance (in shares) at Dec. 31, 2023	287,146,715
Balance at Dec. 31, 2023	$ 1,879,971	119,304	(35,224)	3,945	88,025	(609,876)	1,358,120
Net loss for the period						(101,885)	(101,885)
Other comprehensive loss			(5,803)		(5,803)		(5,803)
Total comprehensive loss			(5,803)		(5,803)	(101,885)	(107,688)
Share-based payments		12,192			12,192		12,192
Prospectus offerings (in shares)	14,300,000
Prospectus offerings	$ 93,899						93,899
Exercise of stock options (in shares)	20,625
Exercise of stock options	$ 173	(57)			(57)		116
Settlement of restricted, preferred, and deferred share units (in shares)	445,898
Settlement of restricted, preferred, and deferred share units	$ 4,329	(4,329)			(4,329)
Shares repurchased (in shares)	(50,000)
Shares repurchased	$ (271)						(271)
Dividend declared and paid						(5,297)	(5,297)
Balance (in shares) at Dec. 31, 2024	301,863,238
Balance at Dec. 31, 2024	$ 1,978,101	$ 127,110	$ (41,026)	$ 3,945	$ 90,028	$ (717,058)	$ 1,351,071